Other Expenses - Summary of Other Expenses (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Expenses by nature [abstract]
Stores, spare parts and tools consumed	$ 190.8	₨ 14,460.9	₨ 12,790.5	₨ 15,007.1
Freight and transportation expenses	828.3	62,779.6	57,157.9	64,843.0
Research and product development cost	1,215.1	92,095.0	52,266.2	41,884.9
Warranty and product liability expenses	1,166.6	88,416.3	76,819.4	109,012.1
Allowance for trade and other receivables, and finance receivables	188.2	14,265.9	9,786.3	8,130.6
Works operation and other expenses	2,821.4	213,833.9	189,460.4	253,776.6
Repairs to building and plant and machinery	65.9	4,998.1	4,282.3	5,853.8
Processing charges	185.6	14,064.8	9,656.7	10,700.5
Power and fuel	287.4	21,782.9	11,128.7	12,649.5
Insurance	54.9	4,157.7	3,362.4	3,338.6
Publicity	641.7	48,636.5	43,846.3	76,142.4
Total	$ 7,645.9	₨ 579,491.6	₨ 470,557.1	₨ 601,339.1